Income Taxes - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes		35.00%	35.00%	35.00%	35.00%
Decrease in AFG's liability for uncertain tax positions	$ (13,000,000)
Decrease in AFG's liability for uncertain tax positions, settlements	$ (9,000,000)		$ 0	$ 0	$ (9,000,000)
Change in AFG's liability for uncertain tax positions of prior year			0	0	(4,000,000)
Interest included in tax provision					(1,000,000)
Cash payments for income taxes			236,000,000	100,000,000	$ 227,000,000
Charge for valuation allowance
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets			$ 0	$ 0